Note Borrowings (Notes payable) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument
Capital lease obligations	$ 20,412	$ 18,642
Notes payable	1,256,102	1,536,356
Advances with FHLB with maturities ranging from 2019 Through 2029
Debt Instrument
Advances with the FHLB	524,052	572,307
Floating Rate over the 1 month LIBOR with maturities on 2019
Debt Instrument
Advances with the FHLB	13,000	34,164
Floating rate over the 3 month LIBOR with maturities on 2019
Debt Instrument
Advances with the FHLB	19,724	25,019
Fixed Rate with maturities on 2023 paying interest semiannually | Unsecured senior debt
Debt Instrument
Long Term Debt	294,039	446,873
Fixed Rate with maturities ranging from 2033 to 2034 | Junior subordinated debt
Debt Instrument
Long Term Debt	$ 384,875	$ 439,351